Equity - Share Capital - Movement in Outstanding Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	422,185,368	422,185,368
(Acquisition) / disposal of treasury stock	166,208
Number of shares outstanding at end of the year	422,351,576	422,185,368
Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	258,223,736	256,906,911
(Acquisition) / disposal of treasury stock		1,316,825
Number of shares outstanding at end of the year	258,223,736	258,223,736
Period within which entity commits to pay redemption price and reflect updates in articles of association	40 days
Preference shares | Euribor
Reconciliation of number of shares outstanding
Adjustment to interest rate basis to calculate additional compensation between exercise of redemption right and payment	3.00%